DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Useful Lives of Property and Equipment	Depreciation is calculated using the straight-line method over estimated useful lives as follows:

Buildings and building improvements	10 to 40 years
Leasehold improvements	Shorter of lease term or useful life
Equipment and other (including finance leases)	3 to 20 years

	Successor	Predecessor
At December 31,	2025	2024
Land	$929	$370
Buildings	504	889
Equipment and other	872	3,987
	2,305	5,246
Less: Accumulated depreciation	110	3,680
Property and equipment, net	$2,195	$1,566

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Depreciation expense	$97	$189	$364	$383

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The table below presents stock options, RSUs, restricted stock, and warrants excluded from the calculations of diluted EPS. In each period all outstanding stock options, RSUs, and warrants were excluded because their inclusion would have been antidilutive because we reported a net loss.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
(in millions)	2025	2025	2024	2023
Stock options, restricted stock and RSUs	68	33	28	19
Warrants	200	—	—	—

Schedule of Reconciliation for Calculation of Basic and Diluted EPS	The table below presents a reconciliation of net loss from continuing operations and net loss to the amounts used in the calculations of basic and diluted EPS.

Year Ended December 31,	2024	2023
Amounts attributable to the Parent:
Net loss from continuing operations	$(6,204)	$(1,284)
Preferred stock dividends	(14)	(58)
Net loss from continuing operations for basic and diluted EPS calculation	$(6,218)	$(1,342)

Amounts attributable to the Parent:
Net loss	$(6,190)	$(608)
Preferred stock dividends	(14)	(58)
Net loss for basic and diluted EPS calculation	$(6,204)	$(666)